Right of Use Assets (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Right of Use Assets (Details) [Line Items]
Total lease payments (in Dollars)	$ 487,469
Incremental borrowing rate	7.80%
Lease liability (in Dollars)	$ 400,140
Office Premises [Member]
Right of Use Assets (Details) [Line Items]
Lease term of right of use assets		3 years
Additional lease term right of use assets	3 years
Bottom of range [member] | Office Premises [Member]
Right of Use Assets (Details) [Line Items]
Additional lease term right of use assets	4 years
Top of range [member] | Office Premises [Member]
Right of Use Assets (Details) [Line Items]
Additional lease term right of use assets	5 years